CERTIFICATION OF NO CHANGE IN DEFINITIVE MATERIALS
PURSUANT TO RULE 497 (j) OF THE SECURITIES ACT OF 1933

FILE NUMBER:  2-70132 AND 811-3117
REGISTRANT:   The Guardian/Value Line Separate Account

In lieu of filing under paragraph (b) or (c) of Section 497, the undersigned hereby certifies that:

(1) The form of prospectus that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form N-4 filed by the registrant, and

(2) The text of the most recent post-effective amendment to the registration statement filed on form N-4 has been filed electronically.

Signatures

The Guardian/Value Line Separate Account and The Guardian Insurance & Annuity Company, Inc. has caused this Certification to be signed on its behalf in the City of New York, State of New York, on May 4, 1999.

The Guardian/Value Line Separate Account, Registrant

The Guardian Insurance & Annuity Company, Inc., Depositor


By:      /s/ John M. Smith
   ----------------------------
           John M. Smith
     Executive Vice President